OTHER NON-OPERATING (INCOME)/EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER NON-OPERATING (INCOME)/EXPENSES
Net forex exchange (gain) / loss	₽ 10,380	₽ (5,266)	₽ 5,438
Loss/(gain) arising on derivatives	(13,443)	8,297	(7,229)
Net gain/(loss) arising on financial assets measured at FVTPL	(1,893)	528	(285)
Net gain/(loss) arising on financial liabilities measured at FVTPL	(53)	1,197	241
Impairment of loans given	1,392	616	478
Other	553	2,449	932
Total	₽ (3,064)	₽ 7,821	₽ (425)